Leases	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Leases [Abstract]
Leases

Note 13 — Leases

The Company is a lessee in several noncancellable operating leases, primarily for office space and the use of spaces for the installation of its electric vehicle charging stations (“site leases”). These leases generally have an initial term ranging from five to ten years, with the option to extend the lease for one to five years. In connection with the leases, the Company had asset retirement obligations for the restoration of lease sites of $1.0 million and $0.8 million as of June 30, 2021 and December 31, 2020, respectively, in other non-current liabilities within the consolidated balance sheets.

Supplemental information related to leases within the consolidated balance sheets is as follows:

	June 30, 2021	December 31, 2020
Other operating leases information
Weighted-average remaining lease term (years)	7.7	7.9
Weighted-average discount rate	13.4%	13.8%

The Company received COVID-19 related rent concessions indicating that (i) the Company was not obligated to pay rent, or the entirety of the contractual rent, or (ii) the Company received interest-free rent deferrals for the period affected by lockdown measures. The amount of such concessions recognized as negative variable lease cost for the three months and six months ended June 30, 2020 was $0.1 million and $0.1 million, respectively. There were no such concessions recognized as negative variable lease cost for the three months or six months ended June 30, 2021. The following lease costs were recognized in other operating (income) expenses within the consolidated statements of operations and comprehensive loss:

	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020
Operating lease costs
Fixed lease cost	$2,806,857	$1,654,602	$5,442,923	$3,192,685
Variable lease cost	129,153	(59,970)	197,647	(35,364)
Total operating lease costs	$2,936,010	$1,594,632	$5,640,570	$3,157,321

Supplemental cash flow information related to leases is as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020
Cash paid for amounts included in the measurement of lease liabilities
Operating cash outflows from operating leases	$2,390,864	$1,352,324	$4,446,945	$2,661,999
ROU assets obtained in exchange for lease obligations
ROU assets obtained in exchange for operating lease liabilities	$2,544,473	$2,471,421	$7,266,255	$4,734,048

Amounts disclosed for ROU assets obtained in exchange for lease obligations include amounts added to the carrying amount of ROU assets resulting from lease modifications and reassessments.

Maturities of lease liabilities as of June 30, 2021 are as follows:

Fiscal Year	Operating Leases
Remainder of 2021	$5,754,128
2022	10,865,604
2023	11,185,659
2024	10,648,943
2025	9,788,001
Thereafter	32,678,604
Total undiscounted lease payments	80,920,939
Less imputed interest	(30,283,127)
Total lease liabilities	$50,637,812

As of June 30, 2021, there are no material leases that are legally binding but have not yet commenced.

Note 12 — Leases

The Company is a lessee in several noncancellable operating leases, primarily for office space and the use of spaces for the installation of its electric vehicle charging stations (“site leases”). These leases generally have an initial term ranging from five to ten years, with the option to extend the lease for one to five years. In connection with the leases, the Company recorded asset retirement obligations for the restoration of lease sites of $0.8 million and $0.6 million as of December 31, 2020 and 2019, respectively, in other non-current liabilities within the consolidated balance sheets.

Supplemental information related to leases within the consolidated balance sheets is as follows:

	December 31,
	2020	2019
Other operating leases information
Weighted-average remaining lease term (years)	7.9	8.1
Weighted-average discount rate	13.8%	13.3%

The Company received COVID-19 related rent concessions indicating that (i) the Company was not obligated to pay rent, or the entirety of the contractual rent, or (ii) the Company received interest-free rent deferrals for the period affected by lockdown measures. The amount of such concessions recognized as negative variable lease cost during the year ended December 31, 2020 was $0.2 million. The following lease costs were recognized in other operating expenses within the consolidated statements of operations and comprehensive loss:

	Year Ended December 31,
	2020	2019
Operating lease costs
Fixed lease cost	$7,388,997	$4,011,839
Variable lease cost	(78,702)	207,470
Total operating lease costs	$7,310,295	$4,219,309

Supplemental cash flow information related to leases is as follows:

	Year Ended December 31,
	2020	2019
Cash paid for amounts included in the measurement of lease liabilities
Operating cash outflows from operating leases	$6,837,734	$3,452,433
ROU assets obtained in exchange for lease obligations
ROU assets obtained in exchange for operating lease liabilities	$18,369,433	$26,962,093

Amounts disclosed for ROU assets obtained in exchange for lease obligations include amounts added to the carrying amount of ROU assets resulting from lease modifications and reassessments.

Maturities of lease liabilities as of December 31, 2020 are as follows:

Year Ending December 31,	Operating Leases
2021	$9,474,959
2022	9,725,444
2023	9,908,607
2024	9,349,544
2025	8,578,895
Thereafter	26,090,109
Total undiscounted lease payments	73,127,558
Less imputed interest	(28,497,977)
Total lease liabilities	$44,629,581

As of December 31, 2020, there were no material leases that are legally binding but have not yet commenced.